Western Digital Corporation 401(k) Plan	12 Months Ended
Jul. 01, 2016
Text Block [Abstract]
Western Digital Corporation 401(k) Plan
Western Digital Corporation 401(k) Plan
The Company adopted the Western Digital Corporation 401(k) Plan (the “Plan”). The Plan covers substantially all domestic employees, subject to certain eligibility requirements. The Company makes a basic matching contribution on behalf of each participating eligible employee equal to fifty percent (50%) of the eligible participant’s combined pre-tax contributions and deferrals for the contribution cycle, not to exceed 5% of the eligible participant’s compensation; provided, however, that each eligible participant shall receive a minimum annual basic matching contribution equal to fifty percent (50%) of the first $4,000 of combined pre-tax contributions and deferrals for any calendar year. The Plan was amended effective January 1, 2013 to provide for an alternate year-end true-up matching contribution such that participants who save at least 5% of their eligible compensation for the year receive a minimum annual matching contribution equal to 2.5% of eligible compensation (up to Internal Revenue Service (“IRS”) limitations). Company contributions vest over a 5-year period of employment. For 2016, 2015 and 2014, the Company made Plan contributions of $20 million, $22 million and $21 million, respectively.